Pensions, Other Post-employment Benefits and Employee Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
Pension, Other Post-employment Benefits and Employee Benefit Plans.
Federal-Mogul, ARI and Viskase each sponsor several defined benefit pension plans (the ''Pension Benefits'') (and, in the case of Viskase, its pension plans include defined contribution plans). Additionally, Federal-Mogul, ARI and Viskase each sponsors health care and life insurance benefits (''Other Post-Employment Benefits'' or "OPEB") for certain employees and retirees around the world. The Pension Benefits are funded based on the funding requirements of federal and international laws and regulations, as applicable, in advance of benefit payments and the Other Benefits as benefits are provided to participating employees. As prescribed by applicable U.S. GAAP, Federal-Mogul, ARI and Viskase each uses, as applicable, appropriate actuarial methods and assumptions in accounting for its defined benefit pension plans, non-pension post-employment benefits, and disability, early retirement and other post-employment benefits. The measurement date for all defined benefit plans is December 31 of each fiscal year.
Components of net periodic benefit cost for our Automotive, Railcar and Food Packaging segments for the three and six months ended June 30, 2012 and 2011 are as follows:

	Pension Benefits		Other Post-Employment Benefits
	Three Months Ended June 30,		Three Months Ended June 30,
	2012	2011	2012	2011
	(in millions)
Service cost	$7	$7	$—	$—
Interest cost	20	20	4	5
Expected return on plan assets	(16)	(17)	—	—
Amortization of actuarial losses	9	7	—	—
Amortization of prior service credit	—	—	(4)	(4)
	$20	$17	$—	$1

	Pension Benefits		Other Post-Employment Benefits
	Six Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	(in millions)
Service cost	$14	$14	$—	$—
Interest cost	41	42	8	10
Expected return on plan assets	(32)	(34)	—	—
Amortization of actuarial losses	19	13	—	—
Amortization of prior service credit	—	—	(8)	(8)
Settlement gain	(1)	—	—	—
	$41	$35	$—	$2

Pensions, Other Post-employment Benefits and Employee Benefit Plans.
Federal-Mogul, ARI and Viskase each sponsor several defined benefit pension plans (the “Pension Benefits”) (and, in the case of Viskase, its pension plans include defined contribution plans). Additionally, Federal-Mogul, ARI and Viskase each sponsors health care and life insurance benefits (“Other Post-Employment Benefits” or “OPEB”) for certain employees and retirees around the world. The Pension Benefits are funded based on the funding requirements of federal and international laws and regulations, as applicable, in advance of benefit payments and the Other Benefits as benefits are provided to participating employees. As prescribed by applicable U.S. GAAP, Federal-Mogul, ARI and Viskase each uses, as applicable, appropriate actuarial methods and assumptions in accounting for its defined benefit pension plans, non-pension post-employment benefits, and disability, early retirement and other post-employment benefits. The measurement date for all defined benefit plans is December 31 of each fiscal year.
Components of net periodic benefit cost (credit) for Federal-Mogul, ARI and Viskase for the years ended December 31, 2011, 2010 and 2009 are as follows:

	Pension Benefits			Other Post-Employment Benefits
	Year Ended December 31,			Year Ended December 31,
	2011	2010	2009	2011	2010	2009
	(in millions)
Service cost	$29	$30	$35	$1	$1	$2
Interest cost	83	85	90	18	21	31
Expected return on plan assets	(67)	(60)	(53)	—	—	—
Amortization of actuarial losses (gains)	26	27	32	1	—	(1)
Amortization of prior service credit	—	—	—	(16)	(12)	—
Curtailment gain	—	(1)	(2)	(1)	(29)	—
	$71	$81	$102	$3	$(19)	$32

Automotive
The following provides disclosures for our Automotive segment's benefit obligations, plan assets, funded status, recognition in the consolidated balance sheets and inputs and valuation assumptions:

	Pension Benefits				Other Post-Employment Benefits
	United States Plans		Non-U.S. Plans
	2011	2010	2011	2010	2011	2010
	(in millions)
Change in benefit obligation:
Benefit obligation, beginning of year	$1,151	$1,071	$352	$352	$366	$506
Service cost	19	21	9	8	1	1
Interest cost	58	61	17	16	18	21
Employee contributions	—	—	—	—	—	1
Benefits paid	(60)	(60)	(22)	(21)	(30)	(40)
Medicare subsidies received	—	—	—	—	3	5
Plan amendments	—	—	—	3	(4)	(164)
Actuarial losses and changes in actuarial assumptions	59	59	21	13	(3)	33
Net transfers (out) in	—	(1)	1	—	—	1
Currency translation	—	—	(16)	(19)	(1)	2
Benefit obligation, end of year	1,227	1,151	362	352	350	366
Change in plan assets:
Fair value of plan assets, beginning of year	662	590	48	45	—	—
Actual return on plan assets	9	80	2	3	—	—
Company contributions	64	57	23	22	27	34
Benefits paid	(60)	(60)	(22)	(21)	(30)	(40)
Expenses	(5)	(5)	—	—	—	—
Medicare subsidies received	—	—	—	—	3	5
Employee contributions	—	—	—	—	—	1
Currency translation	—	—	(3)	(1)	—	—
Fair value of plan assets, end of year	670	662	48	48	—	—
Funded status of the plan	$(557)	$(489)	$(314)	$(304)	$(350)	$(366)
Amounts recognized in the consolidated balance sheets:
Net liability recognized	$(557)	$(489)	$(314)	$(304)	$(350)	$(366)
Amounts recognized in accumulated other comprehensive loss, inclusive of tax impacts:
Net actuarial loss	$415	$328	$36	$20	$41	$45
Prior service cost (credit)	—	1	3	3	(124)	(137)
Total	$415	$329	$39	$23	$(83)	$(92)

In December 2011, Federal-Mogul ceased operations at one of its U.S. manufacturing locations. The resulting reduction in the average remaining future service period to the full eligibility date of the remaining active plan participants in Federal-Mogul's U.S. Welfare Benefit Plan triggered the recognition of a $1 million curtailment gain which was recognized in the consolidated statements of operations during the fourth quarter of 2011.
On May 6, 2010, Federal-Mogul approved an amendment to its U.S. Welfare Benefit Plan which eliminated OPEB for certain salaried and non-union hourly employees and retirees effective July 1, 2010. Given that this event eliminated the accrual of defined benefits for a significant number of active participants, Federal-Mogul re-measured its OPEB obligation. Since this plan change reduced benefits attributable to employee service already rendered, it was treated as a negative plan amendment, which created a $162 million prior service credit in accumulated other comprehensive income. The corresponding reduction in the average remaining future service period to the full eligibility date of the remaining active plan participants also triggered the recognition of a $4 million curtailment gain which was recognized in the consolidated statements of operations during the second quarter of fiscal 2010. The calculation of the curtailment excluded the newly created prior service credit.
On July 23, 2010, in contract negotiations with a union at one of Federal-Mogul's U.S. manufacturing locations, the union offered to eliminate its retiree medical benefits, which was accepted by Federal-Mogul with no other change in retiree benefits in return. Since this event reduced benefits attributable to employee service already rendered, it was treated as a negative plan amendment, which created a $2 million prior service credit in accumulated other comprehensive income. The corresponding reduction in the average remaining future service period to the full eligibility date of the remaining active plan participants also triggered the recognition of a $24 million curtailment gain which was recognized in the consolidated statements of operations during the third quarter of fiscal 2010.
On June 25, 2010, the U.S. Government passed a pension funding relief bill in which Federal-Mogul elected to participate. This election reduced Federal-Mogul's 2010 pension contribution by $25 million.
Weighted-average assumptions used to determine the benefit obligation as of December 31, 2011 and 2010:

	Pension Benefits				Other Post-Employment Benefits
	United States Plans		Non-U.S. Plans
	December 31,				December 31,
	2011	2010	2011	2010	2011	2010
Discount rate	4.50%	5.15%	4.69%	4.92%	4.45%	5.10%
Rate of compensation increase	3.50%	3.50%	3.16%	3.18%	—%	—%

Weighted-average assumptions used to determine net periodic benefit cost (credit) for the years ended December 31, 2011 and 2010:

	Pension Benefits				Other Post-Employment Benefits
	United States Plans		Non-U.S. Plans
	December 31,				December 31,
	2011	2010	2011	2010	2011	2010
Discount rate	5.15%	5.75%	4.92%	5.13%	5.10%	5.65%
Expected return on plan assets	8.50%	8.50%	5.34%	5.64%	—%	—%
Rate of compensation increase	3.50%	3.50%	3.18%	3.14%	—%	—%

Federal-Mogul evaluates its discount rate assumption annually as of December 31 for each of its retirement-related benefit plans based upon the yield of high quality, fixed-income debt instruments, the maturities of which correspond to expected benefit payment dates.
Federal-Mogul's expected return on assets is established annually through analysis of anticipated future long-term investment performance for the plan based upon the asset allocation strategy. While the study gives appropriate consideration to recent fund performance and historical returns, the assumption is primarily a long-term prospective rate.
The U.S. investment strategy mitigates risk by incorporating diversification across appropriate asset classes to meet the plan's objectives. It is intended to reduce risk, provide long-term financial stability for the plan and maintain funded levels that meet long-term plan obligations while preserving sufficient liquidity for near-term benefit payments. Risk assumed is considered appropriate for the return anticipated and consistent with the total diversification of plan assets.
The U.S. investment strategy mitigates risk by incorporating diversification across appropriate asset classes to meet the plan's objectives. It is intended to reduce risk, provide long-term financial stability for the plan and maintain funded levels that meet long-term plan obligations while preserving sufficient liquidity for near-term benefit payments. Risk assumed is considered appropriate for the return anticipated and consistent with the total diversification of plan assets.
Federal-Mogul changed investment managers for its U.S. pension plan assets towards the end of fiscal 2011. The transition was implemented on December 31, 2011 and almost all of the plan assets were sold and the proceeds reinvested as funds became available on January 3, 2012. Accordingly, the plans assets were comprised almost entirely of cash at December 31, 2011 and then immediately reinvested beginning January 3, 2012 in accordance with Federal-Mogul's investment strategy, which includes a target asset allocation of 50% equity investments, 25% fixed income investments and 25% in other investment types including hedge funds. Approximately 87% of the U.S. plan assets will be invested in actively managed investment funds.
The majority of the assets of the non-U.S. plans are invested through insurance contracts. The insurance contracts guarantee a minimum rate of return. Federal-Mogul has no input into the investment strategy of the assets underlying the contracts, but they are typically heavily invested in active bond markets and are highly regulated by local law. The target asset allocation for the non-U.S. pension plans is 70% insurance contracts, 25% debt investments and 5% equity investments.
Refer to Note 6, “Fair Value Measurements,” for discussion of the fair value of each major category of plan assets, including the inputs and valuation techniques used to develop the fair value measurements of the plans' assets, at December 31, 2011 and 2010.
Information for defined benefit plans with projected benefit obligations in excess of plan assets:

	Pension Benefits				Other Post-Employment Benefits
	United States Plans		Non-U.S. Plans
	December 31,				December 31,
	2011	2010	2011	2010	2011	2010
	(in millions)
Projected benefit obligation	$1,227	$1,151	$359	$348	$350	$366
Fair value of plan assets	670	662	44	41	—	—

Information for pension plans with accumulated benefit obligations in excess of plan assets:

	Pension Benefits
	United States Plans		Non-U.S. Plans
	December 31,
	2011	2010	2011	2010
	(in millions)
Projected benefit obligation	$1,227	$1,151	$359	$338
Accumulated benefit obligation	1,213	1,142	338	320
Fair value of plan assets	670	662	44	35

The accumulated benefit obligation for all pension plans is $1,554 million and $1,471 million as of December 31, 2011 and 2010, respectively.
Amounts in “Accumulated other comprehensive loss” expected to be recognized as components of net periodic benefit cost over fiscal 2012:

	Pension Benefits		Other Post-Employment Benefits
	United States	Non-U.S.
	(in millions)
Amortization of actuarial losses	$34	$1	$1
Amortization of prior service credit	—	—	(16)
	$34	$1	$(15)

The assumed health care and drug cost trend rates used to measure next year's post-employment healthcare benefits are as follows:

	Other Post-Employment Benefits
	2011	2010
Health care cost trend rate	7.63%	0.80%
Ultimate health care cost trend rate	0.50%	0.50%
Year ultimate health care cost trend rate reached	2018	2018
Drug cost trend rate	8.94%	0.95%
Ultimate drug cost trend rate	0.50%	0.50%
Year ultimate drug cost trend rate reached	2018	2018

The assumed health care cost trend rate has a significant impact on the amounts reported for OPEB plans. The following table illustrates the sensitivity to a change in the assumed health care cost trend rate:

	Total Service and Interest Cost	APBO
	(in millions)
100 basis point (“bp”) increase in health care cost trend rate	$1	$20
100 bp decrease in health care cost trend rate	(1)	(17)

The following table illustrates the sensitivity to a change in certain assumptions for projected benefit obligations (“PBO”), associated expense and other comprehensive loss (“OCL”). The changes in these assumptions have no impact on Federal-Mogul's fiscal 2011 funding requirements.

	Pension Benefits						Other Post-Employment Benefits
	United States Plans			Non-U.S. Plans
	Change in fiscal 2012 pension expense	Change in PBO	Change in accumulated OCL	Change in fiscal 2012 pension expense	Change in PBO	Change in accumulated OCL	Change in fiscal 2012 expense	Change in PBO
	(in millions)
25 bp decrease in discount rate	$2	$28	$(28)	$—	$10	$(10)	$1	$8
25 bp increase in discount rate	(2)	(28)	28	—	(9)	9	(1)	(8)
25 bp decrease in return on assets rate	2	—	—	—	—	—	—	—
25 bp increase in return on assets rate	(2)	—	—	—	—	—	—	—

Federal-Mogul's projected benefit payments from the plans are estimated as follows:

	Pension Benefits		Other Post-Employment Benefits
Years	United States Plans	Non-U.S. Plans
	(in millions)
2012	$78	$22	$26
2013	82	22	26
2014	83	24	26
2015	86	26	26
2016	84	23	26
2017 - 2021	461	127	120

Federal-Mogul expects to contribute approximately $127 million to its pension plans in fiscal 2012.
Federal-Mogul also maintains certain defined contribution pension plans for eligible employees. The total expenses attributable to Federal-Mogul's defined contribution savings plan were $25 million, $23 million and $20 million for the fiscal years ended December 31, 2011, 2010 and 2009, respectively. The amounts contributed to defined contribution pension plans include contributions to multi-employer plans of $1 million for fiscal 2011.
Other Benefits
Federal-Mogul accounts for benefits to former or inactive employees paid after employment but before retirement pursuant to FASB ASC Topic 712, Compensation - Nonretirement Post-employment Benefits. The liabilities for such U.S. and European post-employment benefits were $36 million and $42 million at December 31, 2011 and 2010, respectively.
Railcar and Food Packaging
ARI is the sponsor of two defined benefit pension plans that cover certain employees at designated repair facilities. One plan, which covers certain salaried and hourly employees, is frozen and no additional benefits are accruing thereunder. The second plan, which covers only certain of ARI's union employees, was frozen effective January 1, 2012 and no benefits will accrue thereunder. Viskase and its subsidiaries have defined contribution and defined benefit plans varying by country and subsidiary. Viskase's operations in the United States and Canada have historically offered defined benefit retirement plans and post-retirement health care and life insurance benefits to their employees. Most of these benefits have been terminated, resulting in various reductions in liabilities and curtailment gains.
The following provides disclosures for ARI's and Viskase's benefit obligations, plan assets, funded status, and recognition in the consolidated balance sheets. As pension costs for ARI and Viskase are not material to our consolidated financial position and results of operations, we do not provide information regarding their inputs and valuation assumptions.

	Pension Benefits		Other Post-Employment Benefits
	2011	2010	2011	2010
	(in millions)
Change in benefit obligation:
Benefit obligation, beginning of year	$165	$158	$—	$—
Service cost	1	1	—	—
Interest cost	8	8	—	—
Benefits paid	(9)	(9)	—	—
Actuarial losses	13	7	—	—
Adjustments to benefits	—	—	—	—
Benefit obligation, end of year	178	165	—	—
Change in plan assets:
Fair value of plan assets, beginning of year	116	108	—	—
Actual return on plan assets	(1)	13	—	—
Company contributions	8	4	—	—
Benefits paid	(9)	(9)	—	—
Fair value of plan assets, end of year	114	116	—	—
Funded status of the plan	$(64)	$(49)	$—	$—
Amounts recognized in the consolidated balance sheets:
Net liability recognized	$(64)	$(49)	$—	$—
Amounts recognized in accumulated other comprehensive loss, inclusive of tax impacts:
Net actuarial (loss) gain	$(9)	$(6)	$1	$1
Prior service credit	—	—	2	3
Total	$(9)	$(6)	$3	$4